INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2023	2024
	RMB	RMB
	(In thousands)
Customer relationships	—	94,000
Trademarks	1,000	92,587
Technology	—	80,000
Non-compete agreements	8,400	21,400
Database	1,000	1,000
Domains	909	909
Total cost	11,309	289,896
Less: accumulated amortization	(3,216)	(37,307)
Total intangible assets, net	8,093	252,589

Schedule of estimated amortization expenses of intangible assets for future periods

Amount
RMB
(In thousands)
For the year ended December 31,
2025	36,187
2026	35,687
2027	35,615
2028	35,250
2029	22,467
Thereafter	87,383
Total	252,589